Balance Sheets (Unaudited) (USD $)	Jul. 31, 2011	Oct. 31, 2010
ASSETS
Cash and cash equivalents	$ 85,438	$ 164,535
G.S.T and P.S.T. receivable	1,784	588
Prepaid expenses and other current assets	1,306	419
TOTAL CURRENT ASSETS	88,528	165,542
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $10,404 and $8,835	815	1,154
OTHER ASSETS
Guaranteed investment Certificate	643,852	594,764
TOTAL ASSETS	733,195	761,460
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued expenses	10,731	18,081
STOCKHOLDERS’ EQUITY
Preferred “A” stock, par value $.001 per share; Authorized, 70,000 shares; Issued and outstanding, 790 shares at April 30, 2011 and October 31, 2010	10	10
Preferred “B” stock, par value $.001 per share; Authorized, 1,000 shares; Issued and outstanding, 1,000 shares at April 30, 2011 and October 31, 2010	1	1
Common stock, par value $.001 per share; Authorized, 50,000,000 shares; Issued and outstanding, 1,144,324 shares at April 30, 2011 and October 31, 2010	1,144	1,144
Paid in capital in excess of par value of stock	3,539,621	3,539,621
Accumulated deficit	(2,981,789)	(2,911,177)
Accumulated other comprehensive income (primarily cumulative translation adjustment)	212,477	162,780
Stockholders' equity before treasury stock	771,464	792,379
Less treasury stock of 2,012,000 shares at April 30, 2011 and October 31, 2010, at cost	(49,000)	(49,000)
TOTAL STOCKHOLDERS’ EQUITY	722,464	743,379
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 733,195	$ 761,460